Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 555	$ 660
Distributed Earnings [Abstract]
Total distrubuted income	146	43
Numerator - Net income
Net Income	701	703
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	553	658
Distributed Earnings [Abstract]
Total distrubuted income	146	43
Numerator - Net income
Net Income	699	701
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,439,161	381,377,232
Fully Vested Options [Shares]	1,799,218	1,517,717
Weighted Average Number of Shares Outstanding, Basic [Shares]	384,238,379	382,894,949
Weighted Average Number of Shares Outstanding, Diluted [Shares]	419,116,755	417,544,711
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	1,353,761	1,125,147
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	699	701
Interest expense on convertible bonds	37	37
Amortization of issue cost and discount on convertible bonds	16	15
Fair value adjustment on convertible bonds included in income	(180)	(180)
Income used in calculation of diluted earnings per ordinary share	572	573
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	2	2
Distributed Earnings [Abstract]
Total distrubuted income	0	0
Numerator - Net income
Net Income	2	2
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,560,095	2,723,866
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,560,095	2,723,866
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 2	$ 2